TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 5.7%
82,000	Safran S.A. - ADR	$7,138,100
92,200	Thales S.A. - ADR	4,981,566
		12,119,666
	APPAREL & TEXTILE PRODUCTS - 2.3%
219,000	Cie Financiere Richemont S.A. - ADR	4,715,070

	BANKING - 18.1%
38,922	DBS Group Holdings Ltd. - ADR	6,835,092
38,600	HDFC Bank Ltd. - ADR	1,410,444
67,100	ICICI Bank Ltd. - ADR	1,999,580
426,420	Itau Unibanco Holding S.A. - ADR	3,053,167
96,700	KBC Group N.V. - ADR	6,307,258
980,000	Lloyds Banking Group plc - ADR	5,194,000
297,000	Sumitomo Mitsui Financial Group, Inc. - ADR	5,741,010
176,000	UniCredit SpA - ADR	7,298,720
		37,839,271
	BIOTECH & PHARMA - 4.4%
5,500	Argenx S.E. - ADR(a)	4,625,225
142,000	Genmab A/S - ADR(a)	4,373,600
		8,998,825
	CHEMICALS - 1.5%
85,362	Air Liquide S.A. - ADR	3,206,197

	CONSTRUCTION MATERIALS - 3.4%
57,000	CRH plc	7,113,600

	DIVERSIFIED INDUSTRIALS - 2.1%
138,000	Hitachi Ltd. - ADR	4,305,600

	ELECTRIC UTILITIES - 3.6%
438,000	Enel - SpA - ADR	4,546,440
35,200	Iberdrola S.A. - ADR	3,041,280
		7,587,720

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	ELECTRICAL EQUIPMENT - 3.0%
84,000	ABB Ltd. - ADR	$6,213,480

	ENGINEERING & CONSTRUCTION - 2.1%
124,500	Vinci S.A. - ADR	4,382,400

	ENTERTAINMENT CONTENT - 0.9%
14,300	Sea Ltd. - ADR(a)	1,824,251

	FOOD - 0.5%
47,000	Ajinomoto Company, Inc. - ADR	987,470

	HOUSEHOLD PRODUCTS - 1.5%
318,000	Haleon plc - ADR	3,214,980

	INDUSTRIAL SUPPORT SERVICES - 1.8%
53,600	Ashtead Group plc - ADR	3,791,664

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
169,000	London Stock Exchange Group plc - ADR(a)	5,166,330

	INSURANCE - 3.8%
297,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen- ADR	3,917,430
109,000	Tokio Marine Holdings, Inc. - ADR	4,030,820
		7,948,250
	INTERNET MEDIA & SERVICES - 2.8%
472,181	Prosus N.V. - ADR	5,836,157

	MACHINERY - 3.7%
244,000	Atlas Copco A.B. - ADR	3,904,000
66,150	Techtronic Industries Company Ltd. - ADR	3,808,917
		7,712,917
	MEDICAL EQUIPMENT & DEVICES - 5.7%
63,500	Alcon A.G.	5,004,435
34,000	Hoya Corporation - ADR	5,156,100

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.7% (Continued)
55,400	Smith & Nephew plc - ADR	$1,817,674
		11,978,209
	METALS & MINING - 0.8%
20,300	Rio Tinto plc - ADR	1,624,609

	OIL & GAS PRODUCERS - 3.7%
142,600	Canadian Natural Resources Ltd.	4,827,010
123,000	Equinor ASA - ADR	2,906,490
		7,733,500
	SEMICONDUCTORS - 7.7%
7,410	ASM International N.V. - ADR	4,471,416
28,000	Infineon Technologies A.G. - ADR	1,231,440
9,300	NXP Semiconductors N.V.	2,018,658
26,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,144,252
		15,865,766
	SOFTWARE - 2.9%
71,500	Nebius Group N.V., Class A(a)	5,984,908

	SPECIALTY FINANCE - 2.1%
149,000	ORIX Corporation - ADR	4,353,780

	TECHNOLOGY HARDWARE - 1.8%
363,328	FUJIFILM Holdings Corporation - ADR	3,840,377

	TECHNOLOGY SERVICES - 1.7%
30,000	Amadeus IT Group S.A. - ADR	2,204,100
70,000	Infosys Ltd. - ADR	1,247,400
		3,451,500
	TRANSPORTATION & LOGISTICS - 4.4%
55,800	Canadian Pacific Kansas City Ltd.	4,108,554
70,000	Ryanair Holdings plc - ADR	5,053,300
		9,161,854

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.3%
37,100	ITOCHU Corporation - ADR	$4,691,295

	TOTAL COMMON STOCKS (Cost $117,470,237)	201,649,646

	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND - 3.0%
6,203,529	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $6,203,529)	6,203,529

	TOTAL INVESTMENTS - 99.8% (Cost $123,673,766)	$207,853,175
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	386,500
	NET ASSETS - 100.0%	$208,239,675

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

ASA	- Allmennaksjeselskap

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europaea

SpA	- Societa per Azioni

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

SCHEDULE OF INVESTMENTS
TIMOTHY PLAN INTERNATIONAL FUND (Unaudited) (Continued)
DECEMBER 31, 2025

Diversification of Assets
Country	% of Net Assets
Japan	15.9%
Netherlands	11.0%
United Kingdom	10.0%
France	9.5%
Switzerland	7.6%
Ireland	5.8%
Italy	5.7%
Canada	4.3%
Taiwan Province of China	3.9%
Singapore	3.3%
Belgium	3.0%
Spain	2.5%
Germany	2.5%
India	2.2%
Denmark	2.1%
Sweden	1.9%
Hong Kong	1.8%
Brazil	1.5%
Norway	1.4%
Cayman Islands	0.9%
Total	96.8%
Money Market Fund	3.0%
Other Assets in Excess of Liabilities	0.2%
Grand Total	100.0%